Variable and Voting Interest Entities - Condensed Consolidating Statements of Financial Condition (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Mar. 12, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and cash equivalents	$ 211,839		$ 141,159	$ 126,956	$ 158,987
Cash and cash equivalents of Launch Equity	19,156		10,180
Accounts receivable	64,110		46,022
Accounts receivable of Launch Equity	7,428		10,595
Investment securities of Launch Equity	63,364		46,237
Other assets	215,501		33,367
Total assets	581,398		287,560
Payables of Launch Equity	7,485		10,726
Securities sold, not yet purchased of Launch Equity	31,990		19,586
Other liabilities	409,612		572,769
Total liabilities	449,087		603,081
Redeemable preferred units	0		357,194
Total stockholders' equity	43,779		0
Noncontrolling interest-Artisan Partners Holdings	38,060		(709,414)
Noncontrolling interest-Launch Equity	50,472		36,699
Total equity (deficit)	132,311	(332,297)	(672,715)	(641,092)	(736,578)
Total liabilities and equity	581,398		287,560
Eliminations
Cash and cash equivalents	0		0
Cash and cash equivalents of Launch Equity	0		0
Accounts receivable	0		0
Accounts receivable of Launch Equity	0		0
Investment securities of Launch Equity	(1)		(1)
Other assets	0		0
Total assets	(1)		(1)
Payables of Launch Equity	0		0
Securities sold, not yet purchased of Launch Equity	0		0
Other liabilities	0		0
Total liabilities	0		0
Redeemable preferred units	0		0
Total stockholders' equity	0		0
Noncontrolling interest-Artisan Partners Holdings	(1)		(1)
Noncontrolling interest-Launch Equity	0		0
Total equity (deficit)	(1)		(1)
Total liabilities and equity	(1)		(1)
Before Consolidation
Parent equity investment in Launch Equity	1
Cash and cash equivalents	211,839		141,159
Cash and cash equivalents of Launch Equity			0
Accounts receivable	64,110		46,022
Accounts receivable of Launch Equity			0
Investment securities of Launch Equity	1		1
Other assets	215,501		33,367
Total assets	491,451		220,549
Payables of Launch Equity	0		0
Securities sold, not yet purchased of Launch Equity	0		0
Other liabilities	409,612		572,769
Total liabilities	409,612		572,769
Redeemable preferred units	0		357,194
Total stockholders' equity	43,779		0
Noncontrolling interest-Artisan Partners Holdings	38,060		(709,414)
Noncontrolling interest-Launch Equity	0		0
Total equity (deficit)	81,839		(709,414)
Total liabilities and equity	491,451		220,549
Launch Equity
Cash and cash equivalents	0		0
Cash and cash equivalents of Launch Equity	19,156		10,180
Accounts receivable	0		0
Accounts receivable of Launch Equity	7,428		10,595
Investment securities of Launch Equity	63,364		46,237
Other assets	0		0
Total assets	89,948		67,012
Payables of Launch Equity	7,485		10,726
Securities sold, not yet purchased of Launch Equity	31,990		19,586
Other liabilities	0		0
Total liabilities	39,475		30,312
Redeemable preferred units	0		0
Total stockholders' equity	0		0
Noncontrolling interest-Artisan Partners Holdings	1		1
Noncontrolling interest-Launch Equity	50,472		36,699
Total equity (deficit)	50,473		36,700
Total liabilities and equity	$ 89,948		$ 67,012